Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Goodwill
Beginning balance	¥ 46,377,583		¥ 49,124,172	¥ 50,163,242
Less: accumulated impairment loss			(2,492,826)
Foreign currency translation adjustments	0			(1,039,070)
Ending balance	46,377,583	$ 6,724,117	46,377,583	49,124,172
China Mobility
Goodwill
Beginning balance	46,283,879		46,283,879	46,283,879
Less: accumulated impairment loss			0
Foreign currency translation adjustments	0		0	0
Ending balance	46,283,879		46,283,879	46,283,879
International
Goodwill
Beginning balance	0		2,746,589	3,785,659
Less: accumulated impairment loss			(2,492,826)
Foreign currency translation adjustments	0			(1,039,070)
Ending balance	0		0	2,746,589
Other Initiatives
Goodwill
Beginning balance	93,704		93,704	93,704
Less: accumulated impairment loss			0
Foreign currency translation adjustments	0		0	0
Ending balance	¥ 93,704		¥ 93,704	¥ 93,704